Annual Total Returns[BarChart] - SA Multi-Managed Moderate Growth Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.72%)	12.02%	16.88%	8.69%	1.37%	6.11%	13.77%	(3.53%)	18.18%	38.49%